Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form
10
-Q and Item
10
-
01
of Regulation S-
X.
Accordingly, they do
not
include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. The
December 31, 2019
balance sheet was derived from audited financial statements, but does not
include all the disclosures required by accounting principles generally accepted in the United States. However, we believe that the disclosures are adequate to make the information presented not
misleading. In our opinion, all the adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included. The results of operations for the three
and
six
month periods ended
June 30, 2020
are
not
necessarily indicative of the results that
may
be achieved for the full fiscal year or for any future period. The unaudited condensed consolidated financial statements included herein should be read in conjunction with the consolidated financial statements and notes thereto included in our annual report on Form
10
-K for the year ended
December
31,
2019,
filed with the U.S. Securities and Exchange Commission (the “SEC”) on
March 27, 2020.

Principles of Consolidation

Our consolidated financial statements include our accounts and those of our wholly owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Cash Equivalents Cash and all highly liquid investments purchased with an original maturity of less than three months are considered to be cash and cash equivalents.
Concentration Risk, Credit Risk, Policy [Policy Text Block]
Risk Concentration

Financial instruments, which potentially subject us to concentrations of credit risk, are primarily cash and cash equivalents, investments and accounts receivable. Cash and cash equivalent deposits are at risk to the extent that they exceed Federal Deposit Insurance Corporation insured amounts. To minimize risk, we place our investments in U.S. government obligations, corporate securities and money market funds. Substantially all of our cash, cash equivalents and investments are maintained with two
major U.S. financial institutions. We do
not
believe that we are subject to any unusual financial risk with our banking arrangements. We have not
experienced any significant losses on our cash and cash equivalents.

We sell our products to customers primarily in the United States. In the future, we may
sale our products internationally. Fluctuations in currency exchange rates and adverse economic developments in foreign countries could adversely affect the Company’s operating results. We perform ongoing credit evaluations of our customers’ financial condition and generally require no
collateral. We maintain reserves for potential credit losses, and such losses, in the aggregate, have historically been minimal.

Accounts Receivable [Policy Text Block]
Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are stated at the amount we expect to collect. We maintain allowances for doubtful accounts for estimated losses resulting from the inability of our customers to make required payments. Management considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, past transaction history with the customer, current economic industry trends, and changes in customer payment terms. If the financial condition of our customers were to deteriorate, adversely affecting their ability to make payments, additional allowances would be required. Based on management’s assessment, we provide for estimated uncollectible amounts through a charge to earnings and an increase to a valuation allowance. Balances that remain outstanding after we have used reasonable collection efforts are written off through a charge to the valuation allowance. There was no
allowance at
December
31,
2019
and
2018.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Equipment and furniture and fixtures are stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Such lives vary from
1
to
5
years. Leasehold improvements are stated at cost less accumulated amortization and are amortized on a straight-line basis over the shorter of estimated useful lives of the assets or the remaining terms of the leases. Such lives vary from
2
to
5
years. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Repair and maintenance costs are expensed as incurred. Depreciation and amortization expense totaled approximately
$184,000
and
$133,000
for the years ended
December
31,
2019
and
2018,
respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets

We review long-lived assets, including property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows to be generated by the asset. If the carrying value exceeds the future undiscounted cash flows, the assets are written down to fair value. During the years ended
December
31,
2019
and
2018,
there was
no
impairment of long-lived assets.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency

All assets and liabilities in the balance sheets of foreign subsidiaries whose functional currency is other than the U.S. dollar are translated at year-end exchange rates. All revenues and expenses in the statement of operations of these foreign subsidiaries are translated at average exchange rates for the year. Translation gains and losses are not
included in determining net income but are shown in accumulated other comprehensive loss in the stockholders’ deficit section of the consolidated balance sheet. Foreign currency transaction gains and losses are included in determining net loss and were not
significant.

Share-based Payment Arrangement [Policy Text Block]
Accounting for Stock Options

We account for stock options using the guidance in Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic
718.
FASB ASC Topic
718
requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.

Stock-based compensation expense recognized in the statements of operations for the years ended
2019
and
2018
is based on awards ultimately expected to vest, reduced by estimated forfeitures. FASB ASC Topic
718
requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Valuation Assumptions

The fair values of option awards were estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions for fiscal years ended
December
31,
2019
and
2018,
respectively:

	201 9	2018

Weighted average grant date fair value	$3.69	$0.49
Weighted average assumptions used:
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.00%	0.83%
Expected volatility	124.58%	225.21%
Expected life (in years)	5.00	4.91

Expected volatility is based on historical volatility and in part on implied volatility. The expected term considers the contractual term of the option as well as historical exercise and forfeiture behavior. The risk-free interest rate is based on the rates in effect on the grant date for U.S. Treasury instruments with maturities matching the relevant expected term of the award.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share

We report
two
separate net loss per share numbers, basic and diluted. Basic net loss attributable to common stockholders per share is computed by dividing net loss attributable to common stockholders for the year by the weighted average number of common shares outstanding for the year. Diluted net loss attributable to common stockholders per share is computed by dividing the net loss attributable to common stockholders for the year by the weighted average number of common shares and dilutive common stock equivalents outstanding for the year. Our common stock equivalents include all common stock issuable upon conversion of convertible preferred stock and the exercise of outstanding options. Common stock equivalents are included in the diluted loss per share for the years ended
December
31,
2019
and
2018
except in cases where the issuance would be anti-dilutive. The aggregate number of common stock equivalents excluded from the diluted loss per share calculation for the year ended
December
31,
2019
and
2018
totaled
30,630
and
zero
, respectively.

Revenue from Contract with Customer [Policy Text Block]
Revenue Recognition

On
January 1, 2018
we adopted ASU
No.
2014
-
09,
Revenue from Contracts with Customers
, as amended, using the modified retrospective approach. At the date of adoption there was no
impact on the balance sheet or statement of operation. ASU
No.
2014
-
09
did
not
have a material effect on the Company’s financial position, results of operations or cash flows for the year ended
December 31, 2019.

We generally recognize product revenue upon shipment or after meeting certain performance obligations. These products can include hardware, perpetual software licenses and data sets. Data set updates are the majority of our sales. We do not
currently offer software on a subscription basis. Warranty costs and sales returns have not
been material.

We recognize sales of our data sets in accordance with FASB ASC Topic
606
whereby revenue from contracts with customers is
not
recognized until all
five
of the following have been met:

i)	identify the contract with a customer;
ii)	identify the performance obligations in the contract;
iii)	determine the transaction price;
iv)	allocate the transaction price to the separate performance obligations; and
v)	recognize revenue upon satisfaction of a performance obligation.

Data updates are typically done monthly and revenue will be matched accordingly. Product sales may
include maintenance and customer support allocated revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy using the relative selling price method. All of our product offering and service offering market values are readily determined based on current and prior stand-alone sales. We may
defer and recognize maintenance, updates and support revenue over the term of the contract period, which is generally one
year.

Service revenue, primarily including maintenance, training and installation are recognized upon delivery of the service and typically are unrelated to product sales. To date, training and installation revenue has not
been material. These revenues are included in net customer support and maintenance revenues in the statement of operations.

Our normal payment terms offered to customers, distributors and resellers are net
30
days domestically and net
45
days internationally. We do
not
offer payment terms that extend beyond
one
year and rarely do we extend payment terms beyond our normal terms. If certain customers do not
meet our credit standards, we do require payment in advance to limit our credit exposure.

Shipping and handling costs are billed to the customer and included in product revenue. Shipping and handling expenses are included in cost of product revenue. We have elected to account for shipping and handling costs as fulfillment costs after the customer obtains control of the goods.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs

We incur research and development costs that relate primarily to the development of new security software, appliances and integrated solutions, and major enhancements to existing services and products. Research and development costs are comprised primarily of salaries and related benefits expenses, contract labor and prototype and other related expenses.

Software development costs are included in research and development and are expensed as incurred. FASB ASC Topic
350
Intangibles—Goodwill and Other
requires that software development costs incurred subsequent to reaching technological feasibility be capitalized, if material. If the process of developing a new product or major enhancement does not
include a detailed program design, technological feasibility is determined only after completion of a working model. To date, the period between achieving technological feasibility and the general availability of such software has been short, and the software development costs qualifying for capitalization have been insignificant.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates are used for, but not
limited to, the accounting for doubtful accounts, sales discounts, sales returns, revenue recognition, warranty costs, inventory obsolescence, depreciation and income taxes. Actual results could differ from these estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]
The Company calculates the fair value of its assets and liabilities which qualify as financial instruments and includes this additional information in the notes to consolidated financial statements when the fair value is different from the carrying value of these financial instruments. The estimated fair value of accounts receivable, accounts payable and accrued expenses, and dividends payable approximate their carrying amounts due to the relatively short maturity of these instruments. Loans payable to officer are with a related party and as a result do not
bear market rates of interest.  Management believes based on its current financial position that it could not
obtain comparable amounts of
third
party financing, and as such cannot estimate the fair value of the loans payable to officer.
None
of these instruments are held for trading purposes.

Fair Value of Financial Instruments

We calculate the fair value of our assets and liabilities which qualify as financial instruments and include additional information in the notes to consolidated financial statements when the fair value is different than the carrying value of these financial instruments. The estimated fair value of accounts receivable, accounts payable and accrued expenses, and dividends payable approximate their carrying amounts due to the relatively short maturity of these instruments. Loans payable to officer are with a related party and as a result do not
bear market rates of interest.  Capital leases approximate fair value as they bear market rates of interest. Management believes based on its current financial position that it could not
obtain comparable amounts of
third
party financing, and as such cannot estimate the fair value of the loan payable to officer.
None
of these instruments are held for trading purposes.

Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred income taxes are determined using the liability method in accordance with FASB ASC
740,
Accounting for Income Taxes
. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not
that some portion of the deferred tax asset will
not
be realized.

FASB ASC
740
creates a single model to address accounting for uncertainty in tax positions by prescribing a minimum recognition threshold that a tax position is required to meet before being recognized in the financial statements. FASB ASC
740
also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. There are no
unrecognized tax benefits to disclose in the notes to the consolidated financial statements.

We file income tax returns in the United States federal jurisdiction. At
December
31,
2019,
tax returns related to fiscal years ended
December
31,
2016
through
December
31,
2018
remain open to possible examination by the tax authorities.
No
tax returns are currently under examination by any tax authorities. We did not
incur any penalties or interest during the years ended
December
31,
2019
and
2018.
   On
December 22, 2017,
the U.S. enacted the Tax Cuts and Jobs Act (“the Tax Act”) which significantly changed U.S. tax law.  The Tax Act lowered the Company’s statutory federal income tax rate from a maximum of
39%
to a rate of
21%
effective
January 1, 2018.

New Accounting Pronouncements, Policy [Policy Text Block]
On
January 1, 2019
we adopted ASU
No.
2016
-
02,
Leases (topic
842
)
. At the date of adoption there was
no
impact on the statement of operations, while the balance sheet reflects recording both assets and liabilities applicable to the operating right-of-use asset lease identified. ASU
No.
2016
-
02
did
not
have a material effect on the Company's results of operations or cash flows for the three
and
six
month periods ended
June 30, 2020
and
2019.

Recent Accounting Pronouncements

On
January 1, 2019
we adopted ASU
No.
2016
-
02,
Leases (topic
842
)
. At the date of adoption there was
no
impact on the statement of operations, while the balance sheet reflects recording both assets and liabilities applicable to the operating right-of-use asset lease identified. ASU
No.
2016
-
02
did
not
have a material effect on the Company’s results of operations or cash flows for the year ended
December 31, 2019.